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<FILENAME>pscm12311213fhr.txt


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Prince Street Capital Management LLC

Address:  888 7th Avenue
          26th Floor
          New York, New York 10019
          Attention: Peter O. McKown

13F File Number: 028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter O. McKown
Title:  Senior Partner / Chief Compliance Officer
Phone:  (212) 931-5140


Signature, Place and Date of Signing:

/s/ Peter O. McKown                New York, New York             1/25/2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 10

Form 13F Information Table Value Total: $41,648
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

1.         028-                                 None

----       ----------------------               ------------------------------


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

                                                FORM 13F INFORMATION TABLE


COL 1                          COL 2                COL 3      COL 4         COL 5           COL 6       COL 7      COL 8

                               TITLE                           VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS             CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION  MGRS  SOLE  SHARED     NONE
--------------                 ---------            ------     --------- --------  --- ----  ----------  ----- ----- -------    ----
BPZ RESOURCES INC              COM                  055639108    6,859   2,177,380           SOLE        0     2,177,380  0     0
CREDICORP                      ADR                  G2519Y108    2,785      19,000           SOLE        0     19,000     0     0
TAIWAN SEMICONDUCTOR           ADR                  874039100    2,768     161,300           SOLE        0     161,300    0     0
CHINA MOBILE                   ADR                  16941M109    2,754      46,900           SOLE        0     46,900     0     0
CENTRAL EUROPEAN MEDIA         ADR                  G20045202    2,002     324,000           SOLE        0     324,000    0     0
PETROBRAS         	       ADR                  71654V408    1,748      89,800           SOLE        0     89,800     0     0
EMPRESA NACIONAL DE            ADR                  29244T101    1,325      27,145           SOLE        0     27,145     0     0
ICICI BANK                     ADR                  45104G104      872      20,000           SOLE        0     20,000     0     0
HDFC BANK                      ADR                  40415F101      855      21,000           SOLE        0     21,100     0     0
SPDR GOLD TRUST                ETF                  25030W100   19,680     120,000     CALL  SOLE        0     120,000    0     0


